Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended				4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2013 Pension Plans, Defined Benefit [Member]	Sep. 30, 2014 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 United States Pension Plan of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2014 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plan, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2013 Equity Securities [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 Equity Securities [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 Equity Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Equity Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Fixed Income Funds [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 Fixed Income Funds [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 Fixed Income Funds [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Fixed Income Funds [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Short-term Investments [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 Short-term Investments [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 Short-term Investments [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Short-term Investments [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2013 Other Investments [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2012 Other Investments [Member] United States Pension Plan of US Entity, Defined Benefit [Member]	Sep. 30, 2013 Other Investments [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Other Investments [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase					3.11%	2.00%	2.75%	2.50%	3.32%			3.75%		3.00%	3.00%	3.25%	3.25%				3.75%	3.00%	3.00%	6.00%	6.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.50%	7.50%	8.00%	7.86%					6.90%	6.88%	6.00%			3.51%		6.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Investments																																	40.00%	40.00%	29.00%	29.00%	45.00%	45.00%	58.00%	58.00%	1.00%	2.00%	1.00%	1.00%	14.00%	13.00%	12.00%	12.00%
Defined Benefit Plan, Actual Plan Asset Allocations			100.00%	100.00%							100.00%		100.00%																				42.00%	42.00%	31.00%	31.00%	44.00%	45.00%	57.00%	58.00%	4.00%	3.00%	2.00%	2.00%	10.00%	10.00%	10.00%	9.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 239
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.19%	4.22%							4.56%		4.14%						5.19%	4.22%		4.56%	4.14%				3.39%	2.57%		5.19%	4.22%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase						2.00%	2.00%	2.50%	2.50%					3.00%	3.00%	3.25%	3.25%					3.00%	3.00%	3.00%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.22%	5.27%	5.50%						4.14%	5.13%			3.51%		4.90%	5.56%	4.22%	5.27%	5.13%	4.14%	4.90%				2.57%	0.87%	0.24%	4.22%	4.61%	5.09%